SHAREHOLDERS' EQUITY AND SHARE INCENTIVE PLANS, Equity-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Based Compensation Expense [Abstract]
Total share based compensation expense	$ 127,957	$ 28,277	$ 8,249
Cost of Revenues [Member]
Equity Based Compensation Expense [Abstract]
Total share based compensation expense	1,891	788	420
Research and Development [Member]
Equity Based Compensation Expense [Abstract]
Total share based compensation expense	29,022	16,491	3,166
Sales and Marketing [Member]
Equity Based Compensation Expense [Abstract]
Total share based compensation expense	44,834	6,930	3,749
General and Administrative [Member]
Equity Based Compensation Expense [Abstract]
Total share based compensation expense	$ 52,210	$ 4,068	$ 914